UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment / /; Amendment Number: _____

      This Amendment (Check only one): / / is a restatement.
                                       / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Newcastle Partners, L.P.
Address:    200 Crescent Court, Suite 1400
            Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark E. Schwarz
Title:      Managing Member of General Partner of General Partner
Phone:      (214) 661-7474

Signature, Place, and Date of Signing:

/s/ Mark E. Schwarz, Dallas, Texas, November 14, 2008
-------------------

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       1
                                               -----------

Form 13F Information Table Entry Total:                 40
                                               -----------

Form 13F Information Table Value Total:        $   373,712
                                               -----------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

           1         28-11175                   Mark E. Schwarz
         -----       --------------------       ------------------------

                                                     FORM 13F INFORMATION TABLE


   COLUMN 1                  COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------   --------        --------           --------    --------           --------
                                                                                                              VOTING  AUTHORITY
                             TITLE OF              VALUE     SHRS OR    SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP    (X$1000)   PRN AMT    PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----    --------   -------    ---   ----   ----------   --------     ----    ------   ----
A H BELO CORP                COM CL A  001282102    1,059      205,300  SH           OTHER          1           0        205,300  0
ACXIOM CORP                  COM       005125109   15,515    1,237,256  SH           OTHER          1           0      1,237,256  0
APRIA HEALTHCARE GROUP INC   COM       037933108    3,881      212,767  SH           OTHER          1           0        212,767  0
APPLIED BIOSYSTEMS INC DEL   COM       038149100    3,083       90,000  SH           OTHER          1           0         90,000  0
AMCOMP INC                   COM       02342J101   13,570    1,169,868  SH           OTHER          1           0      1,169,868  0
AMERICA SVC GROUP INC        COM       02364L109      567       59,584  SH           OTHER          1           0         59,584  0
AMERICAN SAFETY INS HLDGS LT ORD       G02995101    7,651      506,309  SH           OTHER          1           0        506,309  0
ANHEUSER BUSCH COS INC       COM       035229103    1,298       20,000  SH           OTHER          1           0         20,000  0
ARGO GROUP INTL HLDGS LTD    COM       G0464B107   14,233      386,232  SH           OTHER          1           0        386,232  0
BANK OF AMERICA CORPORATION  COM       060505104    2,514        3,000  SH           OTHER          1           0          3,000  0
BCE INC                      COM NEW   05534B760    2,747      120,600  SH           OTHER          1           0        120,600  0
BELO CORP                    COM SER A 080555105    6,117    1,026,500  SH           OTHER          1           0      1,026,500  0
CKX INC                      COM       12562M106    1,223      198,466  SH           OTHER          1           0        198,466  0
CONSECO INC                  COM NEW   208464883       42       11,800  SH           OTHER          1           0         11,800  0
CORN PRODS INTL INC          COM       219023108    2,744       85,000  SH           OTHER          1           0         85,000  0
DARWIN PROFESSIONAL UNDERWRI COM       237502109    2,098       67,443  SH           OTHER          1           0         67,443  0
FAIRCHILD CORP               CL A      303698104      353      135,878  SH           OTHER          1           0        135,878  0
FLAGSTONE REINSURANCE HLDGS  SHS       G3529T105      791       77,000  SH           OTHER          1           0         77,000  0
FOUNDRY NETWORKS INC         COM       35063R100    2,312      126,972  SH           OTHER          1           0        126,972  0
GILAT SATELLITE NETWORKS LTD SHS NEW   M51474118    6,606    1,136,873  SH           OTHER          1           0      1,136,873  0
HALLMARK FINL SVCS INC EC    COM NEW   40624Q203  132,085   14,530,624  SH           OTHER          1           0     14,530,624  0
HERCULES INC                 COM       427056106    6,432      325,000  SH           OTHER          1           0        325,000  0
HIGHLAND CR STRATEGIES FD    COM       43005Q107    3,213      336,124  SH           OTHER          1           0        336,124  0
HILB ROGAL & HOBBS CO        COM       431294107    4,370       93,500  SH           OTHER          1           0         93,500  0
LIBERTY MEDIA CORP NEW       INT COM   53071M104   18,579    1,439,125  SH           OTHER          1           0      1,439,125  0
                             SER A
M & F WORLDWIDE CORP         COM       552541104   25,976      649,400  SH           OTHER          1           0        649,400  0
MEDQUIST INC                 COM       584949101   12,753    2,662,474  SH           OTHER          1           0      2,662,474  0
MERRILL LYNCH & CO INC       COM       590188108   12,650      500,000  SH           OTHER          1           0        500,000  0
NASHUA CORP                  COM       631226107    8,532    1,062,576  SH           OTHER          1           0      1,062,576  0
NATIONWIDE FINL SVCS INC     CL A      638612101    1,159       23,500  SH           OTHER          1           0         23,500  0
NUTRI SYS INC NEW            COM       67069D108   19,801    1,117,418  SH           OTHER          1           0      1,117,418  0
PIZZA INN INC NEW            COM       725848105   11,663    4,760,550  SH           OTHER          1           0      4,760,550  0
PLAYBOY ENTERPRISES INC      CL B      728117300      778      197,500  SH           OTHER          1           0        197,500  0
PHILADELPHIA CONS HLDG CORP  COM       717528103      955       16,313  SH           OTHER          1           0         16,313  0
S L INDS INC                 COM       784413106    2,880      217,349  SH           OTHER          1           0        217,349  0
SPECIALTY UNDERWRITERS ALLIA COM       84751T309    7,048    1,429,615  SH           OTHER          1           0      1,429,615  0
TYCO ELECTRONICS LTD         COM NEW   G9144P105    1,600       57,850  SH           OTHER          1           0         57,850  0
UNUM GROUP                   COM       91529Y106   10,845      432,062  SH           OTHER          1           0        432,062  0
UST INC                      COM       902911106      665       10,000  SH           OTHER          1           0         10,000  0
WRIGLEY WM JR CO             COM       982526105    3,324       41,859  SH           OTHER          1           0         41,859  0
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